Shareholder' s Equity - Additional Information (Detail) - $ / shares	11 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jul. 13, 2020	Jan. 24, 2020
Class of Stock [Line Items]
Preferred shares authorised	1,000,000
Preferred stock, par value	$ 0.0001
Preferred shares issued	0
Preferred stock, shares outstanding	0
Percentage of the common stock outstanding when common stock is converted from class to another	20.00%
Share price	$ 9.20
Public Warrants
Class of Stock [Line Items]
Term of warrants	5 years
Minimum
Class of Stock [Line Items]
Class of warrants, exercise price adjustment percentage	115.00%
Share transfer, trigger price price per share	$ 10.00
Maximum
Class of Stock [Line Items]
Class of warrants, exercise price adjustment percentage	180.00%
Share transfer, trigger price price per share	$ 18.00
Event Triggering Warrant Redemption When The Share Issue Price Is Less Than The Threshold
Class of Stock [Line Items]
Number of trading days for determining volume weighted average share price	20 days
Percentage of capital raised for business combination to total equity proceeds				60.00%
Share Trigger Price One
Class of Stock [Line Items]
Warrant instrument redemption threshold consecutive trading days	20 days
Warrant instrument redemption threshold trading days	30 days
Share Trigger Price One | Public Warrants
Class of Stock [Line Items]
Class of warrants redemption notice period	30 days
Class of warrants redemption price per unit	$ 0.01
Share Trigger Price Two | Public Warrants
Class of Stock [Line Items]
Class of warrants redemption price per unit	$ 0.10
Common Class A
Class of Stock [Line Items]
Common stock, shares authorized	400,000,000
Common stock, par value	$ 0.0001
Common stock shares issued	10,703,014
Common stock, shares outstanding	10,703,014
Temporary Equity, Shares Outstanding	61,746,986
Common stock description of voting rights	one vote for each share
Common Class A | Share Trigger Price One
Class of Stock [Line Items]
Share redemption trigger price per share	$ 18.00
Common Class A | Share Trigger Price Two
Class of Stock [Line Items]
Share redemption trigger price per share	$ 10.00
Common Class B
Class of Stock [Line Items]
Common stock, shares authorized	50,000,000	50,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock shares issued	18,112,500	18,112,500
Common stock, shares outstanding	18,112,500
Common stock description of voting rights	one vote for each share
Founder Shares | Sponsor
Class of Stock [Line Items]
Common stock, shares outstanding			18,112,500
Share transfer, trigger price price per share	$ 12.00
Number of consecutive trading days for determining share price	20 days
Number of trading days for determining share price	30 days